Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal		$ 0	$ 0
State		(1)	1
Total current		(1)	1
Deferred:
Federal		(152)	152
State		0	0
Total deferred		(152)	152
Total provision for income taxes	$ 153	$ (153)	$ 153